GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2020 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 83.2%	Value
	Auto-Cars/Light Trucks: 17.9%
3,000,000	BMW Finance, 2.800%, 8/11/23	$438,334
1,000,000	Daimler International Finance BV, 4.800%, 04/09/21	148,816
		587,150

	Export/Import Bank: 31.4%
1,000,000	Bank of China, 3.300%, 4/17/22	148,305
4,000,000	First Abu Dhabi Bank, 3.400%, 8/18/25	586,167
2,000,000	QNB Finance Ltd, 5.250%, 6/21/21	299,251
		1,033,723

	Export/Import Bank: 4.6%
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	152,457

	Finance - Leasing Company: 4.5%
1,000,000	Far East Horizon Ltd., 4.900%, 02/27/21	147,783

	Real Estate Operator/Developer: 18.0%
1,000,000	Franshion Brilliant Ltd., 5.200%, 03/08/21	148,520
1,000,000	Shui On Development Holding Ltd., 6.875%, 03/02/21	148,887
1,000,000	Wharf Real Estate Investment Company Ltd., 3.200%, 9/15/23	147,322
1,000,000	Zhenro Properties Group Ltd., 7.400%, 8/12/21	147,239
		591,968

	Supranational Banks: 6.8%
1,000,000	Arab Petroleum Investments Corp, 4.700%, 03/13/21	148,148
500,000	Asian Development Bank, 2.850%, 10/21/20	73,693
		221,841

	Total Corporate Bonds	$2,734,922
	(cost $2,770,108)

	Total Investments in Securities	2,734,922
	(cost $2,770,108): 83.2%
	China Yuan (Offshore): 13.2%	434,211

	Other Assets less Liabilities: 3.6%	119,969

	Net Assets: 100.0%	$3,289,102